Fair Value of Measurements - Assets and liabilities that are measured at fair value on a recurring basis (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets - Investments held in Trust Account:
Marketable securities held in Trust Account	$ 175,380,745	$ 173,488,201	$ 171,656,153
Liabilities
Derivative Warrant liability	661,010	424,940	5,571,410
Cash held in the Trust Account	25	1,264	1,153
Level 1 | Money Market Funds [Member]
Assets - Investments held in Trust Account:
Marketable securities held in Trust Account	527,924	602,742
Level 1 | U.S. Treasury Securities
Assets - Investments held in Trust Account:
Marketable securities held in Trust Account	174,852,821	172,885,459	171,656,153
Level 3 | Private Placement Warrants
Liabilities
Derivative Warrant liability	$ 661,010	$ 424,940	$ 5,571,410